Brandon J. Cage

Assistant Vice President, Counsel

Law Department

(949) 219-3943 Telephone

(949) 219-3706 Facsimile

Brandon.Cage@PacificLife.com

February 12, 2016

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 48 to the Registration Statement for Pacific Odyssey Individual Flexible Premium Deferred Variable Annuity (File No. 333-53040) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company; Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 48, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Odyssey Individual Flexible Premium Deferred Variable Annuity Contracts, which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for two (2) new optional living benefit riders (“New Disclosure”) called Enhanced Income Select (Single) and Enhanced Income Select (Joint) which are based on, and substantially similar to, existing optional living benefit riders called CoreIncome Advantage 4 Select (Single) and CoreIncome Advantage 4 Select (Joint).

The Staff previously reviewed the existing rider disclosure contained in this Post-Effective Amendment in connection with its review of the Initial Filing (filed November 16, 2012), Pre-Effective Amendment No. 1 (filed February 5, 2013), and Pre-Effective Amendment No. 2 (filed April 19, 2013) for the Pacific Choice Variable Annuity (File No. 333-184973) offered by Pacific Life. We also made applicable modifications based on additional Staff comments received for Post-Effective Amendment No. 28 (filed May 16, 2013) for Pacific Voyages (File No. 333-136597) that pertained to the existing rider disclosure. All previously filed amendments referenced above are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of a prospectus marked to show where disclosure differs materially from that in the Prior Filings. The disclosure included in this Post-Effective Amendment, differs materially as follows:

●	The use of a Rate Sheet Prospectus Supplement to disclose the withdrawal rates.
●	The annual allowable withdrawal percentage is age-banded; the withdrawal percentage can increase as the owner’s age increases.

●	The age-banded withdrawal percentages are in effect when the contract value is greater than zero (0); once the contract value is zero (0), a guaranteed fixed percentage will be used.
●	Allows for owner-elected resets which reset the benefit bases under the riders.
●	A Rider Price Change Opt Out election is available.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage